COMMITMENTS (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Value	$ 69,729
Ge Capital Aviation Services Limited [Member] | Lan Cargo S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 1,100
Release date	Nov. 30, 2018
ACS Aero 1 Alpha Limited [Member] | LATAM Airlines Group S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 3,255
Release date	Aug. 31, 2018
Bank of America [Member] | LATAM Airlines Group S.A. [Member] | Three Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 1,043
Release date	Jul. 02, 2018
Bank of Utah [Member] | LATAM Airlines Group S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 2,000
Release date	Mar. 24, 2019
Engine Lease Finance Corporation [Member] | LATAM Airlines Group S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 4,750
Release date	Oct. 08, 2018
Ge Capital Aviation Services Ltd. [Member] | LATAM Airlines Group S.A. [Member] | Six Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 22,105
Release date	Apr. 30, 2018
International Lease Finance Corp [Member] | LATAM Airlines Group S.A. [Member] | Three Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 1,450
Release date	Aug. 05, 2018
Orix Aviation Systems Limited [Member] | LATAM Airlines Group S.A. [Member] | Two Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 7,366
Release date	Dec. 11, 2018
Wells Fargo Bank [Member] | LATAM Airlines Group S.A. [Member] | Nine Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 15,160
Release date	Mar. 02, 2018
CIT Aerospace International [Member] | Tam Linhas Aereas S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 6,000
Release date	Oct. 25, 2018
Wells Fargo Bank North N.A. [Member] | Tam Linhas Aereas S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 5,500
Release date	Jul. 15, 2018